Condensed consolidated Statement of Financial Position (Unaudited) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	€ 323	€ 307
Goodwill	18,990	18,990
Related Party Receivables	1,810	1,827
Total non current assets	21,123	21,124
Current assets
Prepayments and other receivables	3,340	3,064
Inventory	800	1,130
Deposits	718	748
Income accruals	(5)
Cash and cash equivalents	343	214
Other Current Assets	1,699	1,846
Total current assets	6,895	7,002
Total assets	28,018	28,126
Non-current liabilities
Lease liability	178	155
Other payables	2,944	4,260
Total non-current liabilities	3,122	4,415
Current liabilities
Trade and other payables	10,132	9,133
Provisions	1,827	742
Cost accruals	702	499
Derivative financial instruments	2,193	636
Loans and borrowings	1,925	2,002
Total current liabilities	16,779	13,012
Net Assets	8,117	10,699
Equity
Share capital - preferred
Share capital	3	3
Share premium	242,825	242,255
Share based payments reserve	7,519	6,939
Convertible note reserve	27	29
Retained earnings	(240,048)	(236,436)
Noncontrolling interest	(2,209)	(2,091)
Total equity	€ 8,117	€ 10,699